Accounting Policies Accounting Policies - Price risk derivatives (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Price Risk Derivatives [Line Items]
Realized gain on oil derivative instrument	$ 11,979
Realized gain on oil derivative instrument		$ 14,318
Unrealized gain on oil derivative instrument	(43,420)
Unrealized gain on oil derivative instrument		185,770
Gain on FLNG derivative instrument	$ (31,441)	$ 200,088